Partners' Capital (Tables)	3 Months Ended
Mar. 31, 2015
Partners' Capital [Abstract]
Distributions Made to Limited Partner, by Distribution
A summary of the distribution activity relating to the common units for the three months ended March 31, 2015 is provided below:

Declaration period	Distribution/unit	Date paid/payable
Fourth Quarter of 2014	$0.375	February 12, 2015
First Quarter of 2015 (1)	$0.38	May 14, 2015

Schedule of Earnings Per Share, Basic and Diluted
The following table reflects the computation of basic and diluted earnings per limited partner unit for the period presented (in millions, except per unit amounts):

	Three Months Ended March 31,
	2015	2014*
Limited partners’ interest in net income	$9.0	$7.7
Distributed earnings allocated to:
Common units (1) (2)	$99.5	$51.3
Unvested restricted units (1)	0.4	0.2
Total distributed earnings	$99.9	$51.5
Undistributed loss allocated to:
Common units (2)	$(90.5)	$(43.7)
Unvested restricted units	(0.4)	(0.1)
Total undistributed loss	$(90.9)	$(43.8)
Net income allocated to:
Common units (2)	$9.0	$7.6
Unvested restricted units	—	0.1
Total limited partners’ interest in net income	$9.0	$7.7
Basic and diluted net income per unit:
Basic	$0.03	$0.03
Diluted	$0.03	$0.03
* The three months ended March 31, 2014 amounts consist only of the period from March 7, 2014 through March 31, 2014.
(1) Three months ended March 31, 2015 and 2014 represents a declared distribution of $0.38 per unit payable on May 14, 2015 and declared distribution of $0.36 per unit for common units paid on May 14, 2014.
(2) Includes declared partial distribution of $0.18 per unit for Class D Common Units payable May 14, 2015 and declared partial distribution of $0.10 per unit for Class B Common Units paid on May 14, 2014.

Schedule of Weighted Average Number of Shares
The following are the unit amounts used to compute the basic and diluted earnings per limited partner unit for the periods presented (in millions):

	Three Months Ended March 31,
Basic weighted average units outstanding:	2015	2014*
Weighted average limited partner basic common units outstanding (1)	246.7	109.0
Weighted average Class B Common Units outstanding	—	120.5
Weighted average Class C Common Units outstanding	1.1	—
Weighted average Class D Common Units outstanding	15.1	—
Total weighted average limited partner common units outstanding (1)	262.9	229.5
Diluted weighted average units outstanding:
Weighted average limited partner basic common units outstanding (1)	262.9	229.5
Dilutive effect of restricted units issued	0.4	0.6
Total weighted average limited partner diluted common units outstanding (1)	263.3	230.1

* The three months ended March 31, 2014 amounts consist only of the period from March 7, 2014 through March 31, 2014.

Incentive Distributions
Net income is allocated to the General Partner in an amount equal to its incentive distributions as described in Note 7(d). The General Partner's share of net income consists of incentive distributions to the extent earned, a deduction for unit-based compensation attributable to ENLC’s restricted units and the percentage interest of the Partnership’s net income adjusted for ENLC's unit-based compensation specifically allocated to the General Partner. The net income allocated to the General Partner is as follows for the periods presented (in millions).

	Three Months Ended March 31,
	2015 (1)	2014 (1)*
Income allocation for incentive distributions	$8.8	$1.4
Unit-based compensation attributable to ENLC’s restricted units	(7.0)	(0.6)
General Partner interest in net income	0.1	0.1
General Partner interest in drop down transactions	24.6	9.5
General Partner share of net income	$26.5	$10.4

* The three months ended March 31, 2014 amounts consist only of the period from March 7, 2014 through March 31, 2014.
(1) Financial information has been recast to include the financial position and results attributable to the May Transferred Interests and VEX Interests.